BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of subsidiaries
Subsidiaries, divisions and investments in joint ventures related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2020	December 31, 2019	Type of Arrangement	Accounting Method
Essakane S.A.	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.[1]	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division[2]	Côté Gold Project (Canada)	70%	70%	Division	Proportionate share
IAMGOLD Boto S.A.[3]	Boto Gold Project (Senegal)	90%	—	Subsidiary	Consolidation
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Société d'Exploitation des Mines d'Or de Sadiola S.A.[4]	Sadiola mine (Mali)	—	41%	Incorporated joint venture	Equity accounting
Merrex Gold Inc.	Diakha-Siribaya Gold Project (Mali)	100%	100%	Subsidiary	Consolidation
1On April 22, 2020, Rosebel Gold Mines N.V. ("Rosebel") signed an Unincorporated Joint Venture (“Rosebel UJV”) agreement with Staatsolie Maatschappij Suriname N.V. (“Staatsolie”) relating to the concession areas within the Rosebel UJV Area of Interest, which includes Saramacca. The Rosebel UJV excludes the existing gross Rosebel mining concession, which is 95% owned by Rosebel and 5% owned by the Republic of Suriname. Rosebel holds a 70% participating interest and Staatsolie holds a 30% participating interest in the Rosebel UJV on behalf of the Republic of Suriname (note 5).
2The Company holds an undivided interest in the assets, liabilities, revenues and expenses of the Côté Gold division through an unincorporated joint venture.
3In accordance with the provisions of the mining code, a 10% free-carried interest in IAMGOLD Boto S.A. was transferred to the republic of Senegal in August 2020.
4As at December 31, 2019, equity accounting for the investment in Société d'Exploitation des Mines d'Or de Sadiola S.A. ("Sadiola") ceased as it met the criteria to be classified as held for sale and discontinued operations. The Company completed the sale of its interest in Sadiola on December 30, 2020 (note 11).

Disclosure of joint ventures
Subsidiaries, divisions and investments in joint ventures related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2020	December 31, 2019	Type of Arrangement	Accounting Method
Essakane S.A.	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.[1]	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division[2]	Côté Gold Project (Canada)	70%	70%	Division	Proportionate share
IAMGOLD Boto S.A.[3]	Boto Gold Project (Senegal)	90%	—	Subsidiary	Consolidation
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Société d'Exploitation des Mines d'Or de Sadiola S.A.[4]	Sadiola mine (Mali)	—	41%	Incorporated joint venture	Equity accounting
Merrex Gold Inc.	Diakha-Siribaya Gold Project (Mali)	100%	100%	Subsidiary	Consolidation
1On April 22, 2020, Rosebel Gold Mines N.V. ("Rosebel") signed an Unincorporated Joint Venture (“Rosebel UJV”) agreement with Staatsolie Maatschappij Suriname N.V. (“Staatsolie”) relating to the concession areas within the Rosebel UJV Area of Interest, which includes Saramacca. The Rosebel UJV excludes the existing gross Rosebel mining concession, which is 95% owned by Rosebel and 5% owned by the Republic of Suriname. Rosebel holds a 70% participating interest and Staatsolie holds a 30% participating interest in the Rosebel UJV on behalf of the Republic of Suriname (note 5).
2The Company holds an undivided interest in the assets, liabilities, revenues and expenses of the Côté Gold division through an unincorporated joint venture.
3In accordance with the provisions of the mining code, a 10% free-carried interest in IAMGOLD Boto S.A. was transferred to the republic of Senegal in August 2020.
4As at December 31, 2019, equity accounting for the investment in Société d'Exploitation des Mines d'Or de Sadiola S.A. ("Sadiola") ceased as it met the criteria to be classified as held for sale and discontinued operations. The Company completed the sale of its interest in Sadiola on December 30, 2020 (note 11).
The following table represents the Company's 30% interest in the Rosebel UJV derecognized by the Company:

Carrying Amount	Notes
Property, plant and equipment	12	$35.2
Ore stockpiles		2.8
		$38.0
The following table represents the Company’s gain recorded on the derecognition of the 30% interest in the Rosebel UJV.

Gross consideration receivable from Staatsolie	$54.9
Derecognition of the 30% interest in the Rosebel UJV	(38.0)
Gain on establishment of the Rosebel UJV	$16.9